PFPC Inc.
3200 Horizon Drive
King of Prussia, PA 19406
(610) 239-4500

RULE 497(j) LETTER


March 3, 2000


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004


Re:	ROULSTON FUNDS (the "Registrant")
No. 033-84186
No. 811-8774


To the Staff of the Commission:

This letter is to certify that the form of Prospectus that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on February 28, 2000.

Please contact the undersigned at the above number should you have any questions.

Sincerely,
/s/ Michelle A. Whalen
Michelle A. Whalen
Manager, Compliance Administrator



cc:	Charles A. Kiraly
		Roulston Funds
	Kristin H. Ives, Esq.
		Baker & Hostetler LLP